Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Long Term Debt [Abstract]
Disclosure of Principal and Carrying Amount of Long-Term Debt Outstanding

The following is a summary of long-term debt outstanding at December 31, 2017, 2016 and 2015 (all capitalized terms used in the table below relating to such long-term debt are defined below in this note):

	Interest rate	December 31, 2017, Principal outstanding balance in local denominated currency	December 31, 2017 Carrying amount	December 31, 2016, Principal outstanding balance in local denominated currency	December 31, 2016 Carrying amount	December 31, 2015, Principal outstanding balance in local denominated currency	December 31, 2015 Carrying amount
		000’s	$000’s	000’s	$000’s	000’s	$000’s
USD First Lien Term Loan	4.83%	1,895,654	1,848,397	2,021,097	1,965,928	2,041,616	1,978,763
EUR First Lien Term Loan	3.75%	382,222	453,540	286,143	296,198	289,048	307,584
USD Second Lien Term Loan	8.33%	95,000	56,632	210,000	166,453	210,000	161,524
CDN 2013 Debentures	7.50%	—	—	—	—	30,000	21,556
Total long-term debt			2,358,569		2,428,579		2,469,427
Current portion			4,990		47,750		32,889
Non-current portion			2,353,579		2,380,829		2,436,538

Disclosure of Interest Outstanding on the Long Term Debt

During the year ended December 31, 2017, the Corporation incurred the following interest on its then-outstanding long-term debt:

	Effective interest rate	Interest $000's	Interest Accretion $000's	Total Interest $000's
USD First Lien Term Loan	5.54%	76,851	11,817	88,668
EUR First Lien Term Loan	4.37%	16,824	1,271	18,095
USD Second Lien Term Loan	16.05%	14,340	5,179	19,519
Total		108,015	18,267	126,282

During the year ended December 31, 2016, the Corporation incurred the following interest on its then-outstanding long-term debt:

	Effective interest rate	Interest $000's	Interest Accretion $000's	Total Interest $000's
USD First Lien Term Loan	5.71%	95,356	7,721	103,077
EUR First Lien Term Loan	5.68%	16,950	1,241	18,191
USD Second Lien Term Loan	13.26%	17,082	4,929	22,011
CDN 2013 Debentures	7.50%	—	125	125
Total		129,388	14,016	143,404

Disclosure of the Movement of the Corporation's Long-Term Debt Balance

The Corporation’s debt balance for the year ended December 31, 2017 was as follows:

	Opening Balance $000's	Principal Movements $000's	Transaction costs $000's	Accretion $000's	Translation $000's	Total $000's	Current $000's	Long-term $000's
USD First Lien Term Loan	1,965,928	(125,442)	(3,906)	11,817	—	1,848,397	7,042	1,841,355
EUR First Lien Term Loan	296,198	100,529	(829)	1,271	56,371	453,540	3,299	450,241
USD Second Lien Term Loan	166,453	(115,000)	—	5,179	—	56,632	(5,351)	61,983
Total	2,428,579	(139,913)	(4,735)	18,267	56,371	2,358,569	4,990	2,353,579

The Corporation’s debt balance for the year ended December 31, 2016 was as follows:

	Opening Balance $000's	Principal Movements $000's	Transaction costs $000's	Accretion $000's	Translation $000's	Total $000's	Current $000's	Long-term $000's
USD First Lien Term Loan	1,978,763	(20,587)	—	7,752	—	1,965,928	45,848	1,920,080
EUR First Lien Term Loan	307,584	(3,204)	—	1,241	(9,423)	296,198	7,512	288,686
USD Second Lien Term Loan	161,524	—	—	4,929	—	166,453	(5,610)	172,063
CDN 2013 Debentures	21,556	(22,561)	—	—	1,005	—	—	—
Total	2,469,427	(46,352)	—	13,922	(8,418)	2,428,579	47,750	2,380,829

Disclosure of Schedule of Principle Repayments of Long-Term Debt Over the Next Five Years

The principal repayments of the Corporation’s currently outstanding long-term debt over the next five years, as adjusted for revised estimates of excess cash flow allocations to the principal repayment of the First Lien Term Loans, amount to the following:

	1 Year $000's	2 Years $000's	3 Years $000's	4 Years $000's	5 Years $000's
USD First Lien Term Loan	19,443	19,443	19,443	1,837,326	—
EUR First Lien Term Loan	4,709	4,709	4,709	444,960	—
USD Second Lien Term Loan	—	—	—	—	95,000
Total	24,152	24,152	24,152	2,282,286	95,000